Consolidated Statements of Operations - USD ($)		3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses				$ 11,042,836	$ 2,449,220	$ 4,372,003	$ 1,562,941	$ 120,002,000,000
Other income (expense):
Total operating expenses				(10,704,007)	(1,244,675)	(2,737,706)	(1,563,330)	(120,002,000,000)
Other income (expense):
Interest expense, net				(19,615)		(20,001)
Other income				294,127	27,877	521,071
Total other income (expenses)				274,512	27,877	501,306
Net income attributable to noncontrolling interest				(253,996)	128,286	236,172
Net income (loss) attributable to controlling interest				(10,175,499)	(1,345,084)	(2,472,572)	(1,563,330)	(120,002,000,000)
Interest Income						236
Net income (loss)				(10,429,495)	(1,216,798)	(2,236,400)	(1,563,330)	(120,002,000,000)
Revenue:
Energy				3,058,704
Equipment sales				3,632,026	2,509,799	6,133,853
Services				90,739	82,962	389,393
Total revenue				6,781,469	2,592,761	6,523,246
Cost of revenue:
Cost of operations				5,508,041	1,321,150	4,751,766
Depreciation, amortization and accretion				934,599	67,066	137,183	389
Total cost of operations				6,442,640	1,388,216	4,888,949	389
Gross profit						1,634,297	(389)
Rice Acquisition Corp
General and administrative expenses		$ 6,168,889	$ 291,301,000	9,168,480
Other income (expense):
Franchise tax expense		33,973	65,481,000	73,799
Total operating expenses		(6,202,862)	(356,782,000)	(9,242,279)
Other income (expense):
Loss on initial issuance of warrants			(1,654,000,000)
Transaction costs allocated to warrant liabilities			(787,138,000)
Interest Income			32,171,000
Change in fair value of derivative warrant liabilities		(108,151,160)	(19,728,480,000)	(96,377,160)
Interest earned on investments held in Trust Account		5,752		43,263
Net income (loss)		(114,348,270)	(22,494,229,000)	(105,576,176)
Net loss attributable to non-controlling interest in subsidiary		(4,398,010)	(865,160,000)	(4,060,622)
Net loss attributable to Rice Acquisition Corp.		$ (109,950,260)	$ (21,629,069,000)	(101,515,554)
Weighted average shares outstanding of redeemable Class A common stock (in Shares)			23,725,000
Basic and diluted net income per share, redeemable Class A common stock (in Dollars per share)
Weighted average shares outstanding of non-redeemable Class A and Class B common stock (in Shares)	[1]		5,685,606
Basic and diluted net loss per share, non-redeemable Class A and Class B common stock (in Dollars per share)			$ (3.8)
Aria Energy LLC
General and administrative expenses				13,063,000	9,631,000	20,782,000	18,810,000	21,049
Other income (expense):
Total operating expenses				18,431,000	(64,000)	(19,784,000)	(8,658,000)	(8,700)
Other income (expense):
Equity in income of joint ventures				13,325,000	3,446,000	9,298,000	4,378,000	3,260
Interest expense, net				(8,676,000)	(9,664,000)	(19,305,000)	(22,053,000)	(20,431)
Gain (loss) on swap contracts				556,000	(322,000)	(135,000)	(619,000)	1,727
Gain on extinguishment of debt				61,411,000
Other income				2,000	1,000	3,000	5,000	9
Total other income (expenses)				66,618,000	(6,539,000)	(10,139,000)	(18,289,000)	(15,991)
Net income attributable to noncontrolling interest				289,000	38,000	78,000	84,000	67
Net income (loss) attributable to controlling interest				84,760,000	(6,641,000)	(30,001,000)	(27,031,000)	(24,758)
Net income (loss)				85,049,000	(6,603,000)	(29,923,000)	(26,947,000)	(24,691)
Net loss attributable to Rice Acquisition Corp.				84,760,000	(6,641,000)	(30,001,000)	(27,031,000)	(24,758,000)
Revenue:
Energy				84,484,000	62,649,000	132,580,000	120,489,000	155,112
Construction				24,000	7,246,000	9,983,000	12,497,000	13,172
Amortization of intangibles and below-market contracts				(1,908,000)	(1,834,000)	(3,682,000)	(3,669,000)	(3,119)
Total revenue				82,600,000	68,061,000	138,881,000	129,317,000	165,165
Cost of revenue:
Cost of energy				41,116,000	36,013,000	72,519,000	73,537,000	79,899
Construction				23,000	6,901,000	9,507,000	11,902,000	12,596
Depreciation, amortization and accretion				11,314,000	15,580,000	30,564,000	32,092,000	34,154
Total cost of revenue				52,453,000	58,494,000	112,590,000	117,531,000	126,649
Gross profit				30,147,000	$ 9,567,000	26,291,000	11,786,000	38,516
Impairment of assets						25,293,000	1,634,000	26,167
Gain on disposal of assets				$ (1,347,000)				$ (556)
Redeemable Class A Common Stock | Rice Acquisition Corp
Other income (expense):
Weighted average shares outstanding of redeemable Class A common stock (in Shares)		23,725,000		23,725,000
Basic and diluted net income per share, redeemable Class A common stock (in Dollars per share)		$ 0		$ 0
Nonredeemable Class A and Class B Common Stock | Rice Acquisition Corp
Other income (expense):
Weighted average shares outstanding of non-redeemable Class A and Class B common stock (in Shares)		5,933,850		5,933,850
Basic and diluted net loss per share, non-redeemable Class A and Class B common stock (in Dollars per share)		$ (19.27)		$ (17.79)

[1]	This number excludes an aggregate of up to 250,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On December 5, 2020, the remaining unexercised over-allotment expired unused and therefore the remaining 250,000 shares of Class B common stock were forfeited (see Note 5).